UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21286

Name of Fund: Preferred Income Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Preferred
        Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

Preferred Income Strategies Fund, Inc.

Schedule of Investments as of January 31, 2005

Preferred Securities

                                               Face                                                                     Value
Industry+                                    Amount  Capital Trusts                                               (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.2%                 $ 13,000,000  Delphi Trust II, 6.197% due 11/15/2033 (b)                      $   12,141,610
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 20.1%                 12,035,000  ABN Amro North American Holding Preferred Capital Repackage
                                                     Trust I, 6.523% (a)(b)(c)                                           13,387,229
                                         11,000,000  Abbey National Capital Trust I, 8.963% (b)(c)                       15,846,182
                                          2,000,000  Bank One Capital III, 8.75% due 9/01/2030                            2,785,160
                                          1,000,000  Chase Capital I Series A, 7.67% due 12/01/2026 (a)                   1,093,365
                                         16,455,000  Chase Capital II Series B, 3.243% due 2/01/2027 (b)                 15,485,784
                                          7,225,000  Danske Bank A/S, 5.914% (a)(b)(c)                                    7,693,765
                                         34,000,000  Dresdner Funding Trust I, 8.151% due 6/30/2031 (a)                  43,053,010
                                          1,600,000  Firstar Capital Trust I Series B, 8.32% due 12/15/2026               1,784,446
                                          2,000,000  HSBC America Capital Trust I, 7.808% due 12/15/2026 (a)              2,208,290
                                         15,835,000  HSBC Capital Funding LP, 10.176% (a)(b)(c)                          25,018,445
                                         12,275,000  Hubco Capital Trust II Series B, 7.65% due 6/15/2028 (a)            12,888,750
                                            998,000  JPM Capital Trust I, 7.54% due 1/15/2027                             1,098,631
                                          2,000,000  Lloyds TSB Bank Plc, 6.90% (c)                                       2,099,200
                                          8,500,000  Mizuho JGB Investment LLC, 9.87% (a)(b)(c)                           9,897,876
                                         18,470,000  Nationsbank Cap Trust III, 3.21% due 1/15/2027 (b)                  17,709,664
                                            970,000  RBS Capital Trust I, 4.709% (b)(c)                                     952,465
                                          2,000,000  Republic New York Corp., 7.53% due 12/04/2026                        2,193,854
                                          5,000,000  SB Treasury Co. LLC, 9.40% (a)(b)(c)                                 5,715,040
                                          4,500,000  St. George Funding Co. LLC, 8.485% (a)(c)                            5,174,748
                                         10,000,000  Westpac Capital Trust III, 5.819% (a)(b)(c)                         10,561,900
                                                                                                                     --------------
                                                                                                                        196,647,804
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.1%                   1,000,000  MBNA Capital A, 8.278% due 12/01/2026                                1,103,575
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 5.1%    15,000,000  Agfirst Farm Credit Bank, 8.393% due 12/15/2016 (b)                 17,328,135
                                         10,000,000  CIT Capital Trust I, 7.70% due 2/15/2027                            11,281,590
                                          9,000,000  Farm Credit Bank of Texas, 7.561% (b)(c)                             9,376,470
                                         10,000,000  Sun Life Canada US Capital Trust, 8.526% (a)(c)                     11,411,870
                                                                                                                     --------------
                                                                                                                         49,398,065
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.7%                14,950,000  HL&P Capital Trust II Series B, 8.257% due 2/01/2037                16,594,500
                                          9,500,000  SWEPCO Capital I, 5.25% due 10/01/2043 (b)                           9,535,036
                                                                                                                     --------------
                                                                                                                         26,129,536
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.6%                      5,000,000  AGL Capital Trust I Series B, 8.17% due 6/01/2037                    5,716,750
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 18.0%                        24,175,000  AON Corp., 8.205% due 1/01/2027                                     26,719,250
                                         22,100,000  Ace Capital Trust II, 9.70% due 4/01/2030                           29,638,774
                                         23,725,000  Axa, 8.60% due 12/15/2030                                           32,052,214

Preferred Income Strategies Fund, Inc.

Preferred Securities (continued)

                                               Face                                                                     Value
Industry+                                    Amount  Capital Trusts                                               (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
Insurance (concluded)                  $ 15,000,000  Farmers Exchange Capital, 7.05% due 7/15/2028 (a)               $   15,890,745
                                         10,000,000  GE Global Insurance Holding Corp., 7.75% due 6/15/2030              12,174,280
                                          1,000,000  Genamerica Capital I, 8.525% due 6/30/2027 (a)                       1,147,551
                                          6,066,000  ING Capital Funding TR III, 8.439% (b)(c)                            7,232,152
                                          1,000,000  Markel Capital Trust I Series B, 8.71% due 1/01/2046                 1,112,933
                                          3,605,000  Oil Casualty Insurance Ltd., 8% due 9/15/2034 (a)                    3,734,715
                                          7,000,000  Oil Insurance Ltd., 5.15% due 8/15/2033 (a)(b)                       7,045,640
                                          6,325,000  Principal Life Insurance Company, 8% due 3/01/2044
                                                     (Surplus Notes) (a)                                                  7,130,109
                                         14,000,000  QBE Insurance Group Ltd., 5.647% due 7/01/2023 (a)(b)               13,827,086
                                          6,225,000  Transamerica Capital III, 7.625% due 11/15/2037                      7,372,822
                                         10,000,000  Zurich Capital Trust I, 8.376% due 6/01/2037 (a)                    11,206,100
                                                                                                                     --------------
                                                                                                                        176,284,371
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated           10,000,000   Dominion Capital Trust I, 7.83% due 12/01/2027                      11,298,980
Power - 3.1%                            15,000,000   Dominion Resources Capital Trust III, 8.40% due 1/15/2031           19,302,750
                                                                                                                     --------------
                                                                                                                         30,601,730
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 1.9%                          5,000,000  KN Capital Trust I Series B, 8.56% due 4/15/2027                     5,723,315
                                          1,750,000  KN Capital Trust III, 7.63% due 4/15/2028                            2,022,370
                                          9,850,000  Phillips 66 Capital Trust II, 8% due 1/15/2037 (a)                  11,046,686
                                                                                                                     --------------
                                                                                                                         18,792,371
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 3.6%                    Astoria Capital Trust I:
                                          1,000,000      9.75% due 11/01/2029 (a)                                         1,220,000
                                          5,000,000      Series B, 9.75% due 11/01/2029                                   6,150,000
                                          5,760,000  Dime Capital Trust I Series A, 9.33% due 5/06/2027                   6,649,690
                                         12,765,000  Greenpoint Capital Trust I, 9.10% due 6/01/2027                     14,595,386
                                          5,775,000  Webster Capital Trust I, 9.36% due 1/29/2027 (a)                     6,556,138
                                                                                                                     --------------
                                                                                                                         35,171,214
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Capital Trusts
                                                     (Cost - $514,733,277) - 56.4%                                      551,987,026
-----------------------------------------------------------------------------------------------------------------------------------

                                             Shares
                                               Held  Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.2%                               Lehman Brothers Holdings, Inc.:
                                            600,000      6.50%                                                           16,284,000
                                            100,000      Series C, 5.94%                                                  5,125,000
                                                                                                                     --------------
                                                                                                                         21,409,000
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 7.3%                         150  BBVA Privanza International Ltd., 7.764% (a)                        15,843,750
                                            435,200  Banco Santander Central Hispano SA, 6.41%                           11,176,806
                                            800,000  Royal Bank of Scotland Group Plc Series L, 5.75%                    19,712,000
                                             23,000  SG Preferred Capital II, 6.302%                                     25,162,000
                                                                                                                     --------------
                                                                                                                         71,894,556
-----------------------------------------------------------------------------------------------------------------------------------

Preferred Income Strategies Fund, Inc.

Preferred Securities (continued)

                                             Shares                                                                     Value
Industry+                                      Held  Preferred Stocks                                             (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.8%       320,000  Cobank ACB , 7%                                                 $   17,500,160
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 3.0%                    14,000  Alabama Power Co., 5.83%                                               369,600
                                              8,200  Delmarva Power & Light, 4.56%                                          753,375
                                             80,000  Duquesne Light Co., 6.50%                                            4,248,000
                                             80,000  Interstate Power & Light Co. Series B, 8.375%                        2,660,000
                                             17,372  South Carolina Electric & Gas Series B, 4.60%                          875,115
                                            200,000  TXU Corp. Series B, 7.24% (b)                                       20,550,000
                                                                                                                     --------------
                                                                                                                         29,456,090
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.8%                        626,000  Southern Union Co., 7.55%                                           17,997,500
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 5.3%                            880,000  ACE Ltd. Series C, 7.80%                                            23,478,400
                                                     Zurich RegCaPS Funding Trust (a)(b):
                                             17,340       6.01%                                                          17,669,460
                                              9,800       6.58%                                                          10,250,800
                                                                                                                     --------------
                                                                                                                         51,398,660
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 8.2%         1,210,000  Fannie Mae, 7% (b)                                                  68,327,248
                                            264,650  Fannie Mae Series L, 5.125%                                         11,948,947
                                                                                                                     --------------
                                                                                                                         80,276,195
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                   30,423  Centaur Funding Corp., 9.08%                                        40,899,921
Services - 4.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Preferred Stocks
                                                     (Cost - $306,497,559) - 33.8%                                      330,832,082
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Real Estate Investment Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                        AMB Property Corp:
                                            117,800      Series L, 6.50%                                                  2,985,500
                                            124,000      Series M, 6.75%                                                  3,132,240
                                            251,400  Alexandria Real Estate Equities, Inc. Series C, 8.375%               6,727,464
                                            290,000  BRE Properties Series C, 6.75%                                       7,308,000
                                            400,000  CBL & Associates Properties, Inc. Series C, 7.75%                   10,500,000
                                            600,000  CarrAmerica Realty Corp. Series E, 7.50%                            15,900,000
                                              2,000    Centerpoint Properties Trust, 5.377% (b)                           2,040,000
                                            200,000  Cousins Properties, Inc. Series A, 7.75%                             5,150,000
                                                     Developers Diversified Realty Corp.:
                                            280,000      7.375%                                                           7,212,800
                                            780,000      8%                                                              20,849,400
                                                     Duke Realty Corp.:
                                            100,000      Series J, 6.625%                                                 2,590,630
                                            270,000      Series K, 6.50%                                                  6,795,900
                                            637,000  Equity Residential Series N, 6.48%                                  16,014,180
                                              2,390  First Industrial Realty Trust, Inc., 6.236% (b)                      2,387,610

Preferred Income Strategies Fund, Inc.

Preferred Securities (concluded)

                                             Shares                                                                     Value
Industry+                                      Held  Real Estate Investment Trusts                                (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                 4,000  Firstar Realty LLC, 8.875% (a)                                  $    5,243,080
(concluded)                                 768,000  Health Care Property Investors, Inc. Series F, 7.10%                19,660,800
                                            172,800  Health Care REIT, Inc. Series F, 7.625%                              4,417,200
                                            684,700  Kimco Realty Corp. Series F, 6.65%                                  17,726,883
                                          1,600,000  New Plan Excel Realty Trust Series E, 7.625                         42,240,000
                                                     PS Business Parks, Inc.:
                                            161,400      Series H, 6.45%                                                  4,026,930
                                             72,000      Series K, 7.95%                                                  1,908,000
                                            320,000  Public Storage, Inc. Series X, 6.45%                                 8,054,400
                                                     Regency Centers Corp.:
                                             58,000      7.25%                                                            1,524,315
                                            607,550      7.45%                                                           16,057,547
                                             11,857  Sovereign Real Estate Investment Corp., 12%                         17,666,930
                                            145,000  Vornado Realty Trust Series E, 7%                                    3,774,539
                                            130,000  Wachovia Corp. Series A, 7.25%                                       3,701,100
                                            200,000  Weingarten Realty Investors Series D, 6.75%                          5,250,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Real Estate Investment Trusts
                                                     (Cost - $250,778,725) - 26.6%                                      260,845,448
-----------------------------------------------------------------------------------------------------------------------------------

                                               Face
                                             Amount  Trust Preferred
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.9%             $ 27,450,000  RC Trust I, 7% due 5/15/2006                                        28,530,871
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.0%                   10,000,000  Delphi Trust I, 8.25% due 10/15/2033 (b)                             9,549,172
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%                      875,000  Lehman Brothers Holdings Capital Trust III, 6.375%
                                                     due 3/15/2052                                                          892,150
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.2%           2,000,000  Corporate-Backed Trust Certificates, 8.375% due 11/15/2028           2,136,033
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.4%     4,000,000  Principal Protected PreTSL IX, Ltd., 14.50% due 4/03/2033            3,684,000
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.7%                 6,750,000  Georgia Power Company, 5.90% due 4/15/2033                           6,767,878
                                          3,000,000  HECO Capital Trust III, 6.50% due 3/18/2034                          3,221,589
                                          5,000,000  Natural Rural Utilities Cooperative Finance Corporation,
                                                     6.75% due 2/15/2043                                                  5,163,713
                                            397,425  PSEG Funding Trust II, 8.75% due 12/31/2032                            441,518
                                            950,000  Virginia Power Capital Trust II, 7.375% due 7/30/2042                1,019,150
                                                                                                                     --------------
                                                                                                                         16,613,848
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.7%                        500,000  Dominion-CNG Capital Trust I, 7.80% due 10/31/2041                     528,373
                                          5,750,000  Southwest Gas Capital II, 7.70% due 9/15/2043                        6,333,522
                                                                                                                     --------------
                                                                                                                          6,861,895
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.2%                         16,000,000  ABN AMRO North America Capital Funding Trust II, 2.545%
                                                     (a)(b)(c)                                                           15,700,000
                                          1,000,000  Everest Re Capital Trust, 7.85% due 11/15/2032                       1,093,147
                                          5,000,000  Lincoln National Capital VI Series F, 6.75% due 9/11/2052            5,302,166
                                                                                                                     --------------
                                                                                                                         22,095,313
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 3.5%        27,000,000  Countrywide Capital IV, 6.75% due 4/01/2033                         28,031,958
                                          6,000,000  Dime Community Capital I, 7% due 4/14/2034                           6,000,000
                                                                                                                     --------------
                                                                                                                         34,031,958
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Trust Preferred
                                                     (Cost - $122,147,604) - 12.7%                                      124,395,240
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Preferred Securities
                                                     (Cost - $1,194,157,165) - 129.5%                                 1,268,059,796
-----------------------------------------------------------------------------------------------------------------------------------

Preferred Income Strategies Fund, Inc.

                                               Face                                                                     Value
Industry+                                    Amount  Corporate Bonds                                              (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.0%                     $ 10,000,000  Ford Motor Co., 7.45% due 7/16/2031                             $    9,976,490
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 4.5%    29,000,000  General Motors Acceptance Corp., 8% due 11/01/2031                  29,347,652
                                         15,000,000  Sigma Finance Corp., 5.348% due 8/15/2011                           15,000,000
                                                                                                                     --------------
                                                                                                                         44,347,652
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            28,000,000  France Telecom SA, 9.25% due 3/01/2031                              38,927,140
Services - 7.5%                                      Sprint Capital Corp.:
                                          2,000,000      6.90% due 5/01/2019                                              2,256,014
                                         24,000,000      8.75% due 3/15/2032                                             32,503,704
                                                                                                                     --------------
                                                                                                                         73,686,858
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.1%                10,000,000  FirstEnergy Corp. Series B, 6.45% due 11/15/2011                    10,852,050
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.6%                      4,800,000  Tyson Foods, Inc., 7% due 1/15/2028                                  5,329,632
-----------------------------------------------------------------------------------------------------------------------------------
Media - 4.1%                             10,000,000  Comcast Corp., 7.05% due 3/15/2033                                  11,739,580
                                                     Time Warner, Inc.:
                                          5,000,000      7.625% due 4/15/2031                                             6,158,890
                                         18,000,000      7.70% due 5/01/2032                                             22,422,924
                                                                                                                     --------------
                                                                                                                         40,321,394
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated            16,575,000  Duke Energy Field Services LLC, 8.125% due 8/16/2030                21,840,712
Power - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.8%         8,000,000  Roslyn Real Estate Asset Corp. Series D, 6.20% (b)(c)                8,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               28,000,000  AT&T Wireless Services, Inc., 8.75% due 3/01/2031                   38,511,396
Services - 4.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Corporate Bonds
                                                     (Cost - $227,471,639) - 25.8%                                      252,866,184
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                         16,100,000  Fannie Mae, 2.31% due 2/22/2005 (d)(e)                              16,078,305
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Short-Term Securities
                                                     (Cost - $16,078,305) - 1.7%                                         16,078,305
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments (Cost - $1,437,707,109*)  - 157.0%             1,537,004,285

                                                     Liabilities in Excess of Other Assets - (0.8%)                      (7,763,009)

                                                     Preferred Stock, at Redemption Value - (56.2%)                    (550,093,790)
                                                                                                                     --------------
                                                     Net Assets, Applicable to Common Stock - 100.0%                 $  979,147,486
                                                                                                                     ==============

Preferred Income Strategies Fund, Inc.

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,444,013,071
                                                                ===============
      Gross unrealized appreciation                             $   103,608,590
      Gross unrealized depreciation                                 (10,617,376)
                                                                ---------------
      Net unrealized appreciation                               $    92,991,214
                                                                ===============

+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)   Floating rate note.
(c)   The security is a perpetual bond and has no definite maturity date.
(d) Certain U.S. Government Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.
(e) All or a portion of security held as collateral in connection with open financial futures contracts.

      Swaps outstanding as of January 31, 2005 were as follows:

      ---------------------------------------------------------------------------------------------
                                                                                       Unrealized
                                                            Notional                  Appreciation
                                                             Amount                  (Depreciation)
      ---------------------------------------------------------------------------------------------
      Receive a variable rate equal to 1-month
      USD LIBOR and pay a fixed rate of 1.3275%

      Broker, JPMorgan Chase Bank
         Expires June 2005                                $ 125,000,000              $     770,336

      Receive a variable rate equal to 1-month
      USD LIBOR and pay a fixed rate of 1.33%

      Broker, Morgan Stanley Capital Services,
      Inc.
         Expires June 2005                                $ 125,000,000                    787,756

      Receive a variable rate equal to 1-month
      USD LIBOR and pay a fixed rate of 1.32%

      Broker, UBS Warburg
         Expires June 2005                                $  25,000,000                    156,565

      Receive a variable rate equal to 1-month
      USD LIBOR and pay a fixed rate of 1.31%

      Broker, UBS Warburg
         Expires June 2005                                $ 150,000,000                    936,458

Preferred Income Strategies Fund, Inc.

Schedule of Investments as of January 31, 2005 (concluded)

      ---------------------------------------------------------------------------------------------
                                                                                       Unrealized
                                                            Notional                  Appreciation
                                                             Amount                  (Depreciation)
      ---------------------------------------------------------------------------------------------
      Receive a fixed rate of 4.1275% and pay
      a variable rate equal to 3-month USD LIBOR

      Broker, Deutsche Bank AG London
         Expires February 2012                           $  200,000,000              $     (826,325)

      Receive a fixed rate of 4.14% and pay a
      variable rate equal to 3-month USD LIBOR

      Broker, Lehman Brothers Special Finance
         Expires February 2012                           $  200,000,000                    (769,333)

      Receive a variable rate equal to 3-month
      USD LIBOR and pay a fixed rate of 5.4975%

      Broker, Morgan Stanley Capital Services,
      Inc.
         Expires February 2015                           $  300,000,000                 (23,415,900)

      Receive a fixed rate of 4.683% and pay a variable rate equal to 3-month USD LIBOR

      Broker, Morgan Stanley Capital Services,
      Inc.
         Expires January 2015                            $   18,880,000                    (317,910)

      Receive a variable rate equal to 3-month
      USD LIBOR and pay a fixed rate of 5.26405%

      Broker, Morgan Stanley Capital Services, Inc.
           Expires July 2025                             $   82,080,000                   3,038,602

      Receive a fixed rate of 5.256% and pay a variable rate equal to 3-month USD LIBOR

      Broker, Morgan Stanley Capital Services, Inc.
         Expires January 2035                            $   56,400,000                  (2,742,980)
      ---------------------------------------------------------------------------------------------
      Total                                                                          $  (22,382,731)
                                                                                     ==============

      Financial futures contracts sold as of January 31, 2005 were as follows:

      -----------------------------------------------------------------------------------------------
      Number of                                       Expiration          Face            Unrealized
      Contracts                   Issue                  Date             Value          Depreciation
      -----------------------------------------------------------------------------------------------
        8,707          10-Year U.S. Treasury Notes     March 2005     $ 969,997,822      $ (7,498,975)
         800           30-Year U.S. Treasury Notes     March 2005     $  87,888,017        (3,986,983)
      -----------------------------------------------------------------------------------------------
      Total                                                                              $(11,485,958)
                                                                                         ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Preferred Income Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    President
    Preferred Income Strategies Fund, Inc.

Date: March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    President
    Preferred Income Strategies Fund, Inc.

Date: March 21, 2005


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer
    Preferred Income Strategies Fund, Inc.

Date: March 21, 2005